UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/99

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 3, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $164164



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE
                                        Title               VALUE      SHRS or SH/ PUT/  Inv  Other  Voting Authority
NAME OF ISSUER                          of      CUSIP       (x$1000)   PRN AMT PRN CALL Disc  Mgrs   Sole Shared None
                                        Class
AMR Corp                                com     001765106        7700    112820 SH      Sole        112820
Alliance Capital Mgmt. Ltd.             com     018548107         323     10000 SH      Sole         10000
Allstate Corp                           com     020002101         250      6972 SH      Sole          6972
Amerisource Health                      com     03071P102        7083    277760 SH      Sole        277760
American Pwr Conversion Com             com     029066107        3284    163200 SH      Sole        163200
Block H&R Inc.                          com     093671105        8639    172775 SH      Sole        172775
Bridgehampton National Bank             com     N/A              1209     52572 SH      Sole         52572
Bristol Myers                           com     110122108          86      1221 SH      Sole          1221
CVS Corporation Delaware                com     126650100        5923    116700 SH      Sole        116700
Dayton Hudson Corp                      com     239753106        7581    116632 SH      Sole        116632
Digital Recorders                       com     253869101          15      8000 SH      Sole          8000
Donaldson Lufkin & Jenrette Inc.        com     257661108        4559     75660 SH      Sole         75660
Donaldson Lufkin&Jen NW DLJDIRECT       com     257661504          84      2850 SH      Sole          2850
Gannett Inc.                            com     364730101        8122    113800 SH      Sole        113800
Gap, Inc.                               com     364760108        6162    122322 SH      Sole        122322
General Electric                        com     369604103        4152     36740 SH      Sole         36740
Grainger (WW) Inc.                      com     384802104        6651    123600 SH      Sole        123600
Hastings Entmt Inc                      com     418365102         451     39200 SH      Sole         39200
Health Care Reit Inc.                   com     42217K106          16       700 SH      Sole           700
Hewlett Packard                         com     428236103        9759     97100 SH      Sole         97100
Highwoods Properties                    com     431284108        3137    114350 SH      Sole        114350
Illinois Tool Wks Inc.                  com     452308109        8035     98290 SH      Sole         98290
Intel Corp.                             com     458140100        4427     74400 SH      Sole         74400
Johnson & Johnson                       com     478160104        3165     32300 SH      Sole         32300
KeyCorp                                 com     493267108          96      2996 SH      Sole          2996
Knight Ridder, Inc                      com     499040103        9399    170700 SH      Sole        170700
Merck & Co.                             com     589331107          33       450 SH      Sole           450
Mobil Corp                              com     607059102          79       800 SH      Sole           800
Morgan Stanley, Dean Witter & Co.       com     617446448        5546     54045 SH      Sole         54045
Pfizer Inc.                             com     717081103        6925     63535 SH      Sole         63535
Sealed Air Corp.                        com     81211K100        4877     75174 SH      Sole         75174
Sears Roebuck & Co.                     com     812387108         169      3800 SH      Sole          3800
Spdr Tr Unit Ser 1                      com     78462F103        4110     30000 SH      Sole         30000
Tanger Factory Outlet Ctrs Inc.         com     875465106         567     21800 SH      Sole         21800
Tennant Co.                             com     880345103         115      3600 SH      Sole          3600
US Airways Group Inc.                   com     911905107        4718    108300 SH      Sole        108300
Vodafone Airtouch PLC Sponsored         com     92857T107        4897     24856 SH      Sole         24856
Wachovia Corp.                          com     929771103          17       200 SH      Sole           200
Wal-Mart Stores                         com     931142103        6114    126710 SH      Sole        126710
Walgreen Co.                            com     931422109        6118    208260 SH      Sole        208260
Xerox Corp.                             com     984121103        9533    161400 SH      Sole        161400
Sealed Air Corp New                     pfd     81211K209          38       600 SH      Sole           600

TOTAL                                                          164164

